Income Tax - Schedule Of Deferred Tax Recognized In The Consolidated Statements Of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 209,496	$ 170,418
Deferred tax liabilities	(309)	(150)
Net deferred tax assets	209,187	170,268	$ 121,647
Unused Tax Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	205,290	158,330
Other Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,832	12,088
Deferred tax liabilities	$ (2,935)	$ (150)